Installment Loans (Contractual Maturities of Installment Loans Except Purchased Loans) (Detail) ¥ in Millions	Mar. 31, 2022 JPY (¥)
Debt Disclosure [Abstract]
2023	¥ 577,336
2024	321,132
2025	346,923
2026	222,291
2027	209,707
Thereafter	2,171,468
Total	¥ 3,848,857